Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash, cash equivalents and restricted cash	$ 59,271	$ 66,130
Accounts receivable, net of allowance for credit losses of $161 (December 31, 2019:nil)	14,451	23,462
Accrued income	20,073	6,280
Prepaid expenses and other current assets	22,015	17,670
Bunkers and lubricant oils	8,428	9,645
Insurance receivable	447	2,939
Amounts due from related parties	11,853
Total current assets	136,538	126,126
Non-current assets
Property, plant and equipment, net	502	793
Intangible assets, net of accumulated amortization of $279 (December 31, 2019: $184)	277	366
Investment in equity accounted joint ventures	148,665	130,660
Right-of-use asset for operating leases	5,701	6,781
Prepaid expenses and other non- current assets	2,037
Total non-current assets	1,702,870	1,748,127
Total assets	1,839,408	1,874,253
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	65,662	64,703
Current portion of operating lease liabilities	1,276	1,178
Accounts payable	8,565	10,472
Accrued expenses and other liabilities	16,488	14,124
Accrued interest	3,398	4,424
Deferred income	11,604	14,154
Amounts due to related parties	229	451
Total current liabilities	107,222	109,506
Non-current liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	552,595	578,676
Senior secured bond, net of deferred financing costs	69,580	67,503
Senior unsecured bond, net of deferred financing costs	98,158	98,513
Derivative liabilities	3,007	5,769
Operating lease liabilities, net of current portion	5,232	6,329
Amounts due to related parties	61,219	68,055
Total non-current liabilities	789,791	824,845
Total Liabilities	897,013	934,351
Commitments and contingencies (see note 15)
Stockholders' equity
Common stock—$.01 par value per share; 400,000,000 shares authorized; 55,893,618 shares issued and outstanding, (December 31, 2019: 55,826,644)	559	558
Additional paid-in capital	593,254	592,010
Accumulated other comprehensive loss	(245)	(331)
Retained earnings	346,972	347,566
Total Navigator Holdings Ltd. stockholders' equity	940,540	939,803
Non-controlling interest	1,855	99
Total equity	942,395	939,902
Total liabilities and equity	1,839,408	1,874,253
Vessels [Member]
Non-current assets
Property, plant and equipment, net	$ 1,545,688	$ 1,609,527